Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
Cost:	Number of shares	Capital
Balance, December 31, 2023	4,502	$51,020,121
Issuance of shares from private placement	15,555	1,396,702
Issuance of shares upon exercise of prefunded warrants	108,422	11,528,116
Cancelled shares	(9,500)	(1,445,188)
Share issuance costs	-	(728,056)
Fair value of RSUs redeemed at $8.22 per share	12,050	1,547,703
Balance, December 31, 2024	131,029	63,319,398
Issuance of shares from private placement	14,628	320,000
Impact on loss of control of Canmart	-	(3)
Balance, June 30, 2025	145,647	$63,639,395
Shares issued and outstanding
	Number of shares	Capital
Balance, December 31, 2022	2,771	$49,434,692
Fair value of RSUs issued at $460 per share	337	774,736
Fair value of RSUs issued at $277.50 per share	129	179,037
Fair value of RSUs issued at $153 per share	112	86,137
Cancelled shares	(16)	(200,014)
Issuance of shares upon conversion of note	465	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	704	431,149
Balance, December 31, 2023	4,502	51,020,121
Issuance of shares from private placement	15,555	1,396,702
Issuance of shares upon exercise of prefunded warrants	108,422	11,528,116
Cancelled shares	(9,500)	(1,445,188)
Share issuance costs	-	(728,056)
Fair value of RSUs redeemed at $25.69 per share	12,050	1,547,703
Balance, December 31, 2024	131,029	$63,319,398

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:
Number of RSUs
Balance, December 31, 2023	-
Granted	12,050
Exercised	(12,050)
Balance, December 31, 2024	-

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	318
Granted	959
Exercised	(578)
Forfeited/Cancelled	(699)
Balance, December 31, 2023	-
Granted	12,050
Exercised	(12,050)
Balance, December 31, 2024	-